Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Period-end: $: RMB exchange rate [Member]
Schedule of Assets and Liabilities [Line Items]
Exchange rates	7.2567	7.2203
Period average: $: RMB exchange rate [Member]
Schedule of Assets and Liabilities [Line Items]
Exchange rates	7.2163	7.1671	6.8516